Capital and financial risk management - Market risk - Foreign exchange risk management - Tabular disclosure (Details) - Currency appreciation risk - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
South African rand
Capital and financial risk management
Operating profit	€ 126	€ 147
Percentage of retranslation for operating profit	11.00%	9.00%
US Dollar
Capital and financial risk management
Operating profit	€ (64)	€ (81)
Percentage of retranslation for operating profit	9.00%	10.00%
Sterling
Capital and financial risk management
Operating profit	€ 63	€ 183
Percentage of retranslation for operating profit	2.00%	4.00%